Commitments And Contingencies (Schedule Of Capacity Payments Due Under The QF Contracts Discount) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Maximum [Member] Qualifying Facilities [Member]	Dec. 31, 2011 Minimum [Member] Qualifying Facilities [Member]
Long-term Purchase Commitment [Line Items]
2012	$ 50
2013	50
2014	42
2015	38
2016	36
Thereafter	89
Total fixed capacity payments	305
Less: amount representing interest	57
Present value of fixed capacity payments	248
Capital lease expiration dates of contracts			September 2021	April 2014
Present value of fixed capacity payments, portion classified as current liabilities	36	34
Present value of fixed capacity payments, portion classified as noncurrent liabilities	212	248
Capitalized asset for fixed capacity payments for corresponding assets	248	282
Capitalized asset for fixed capacity payments, accumulated amortization	$ 160	$ 126